Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Sep. 24, 2015
Registrant Name	dei_EntityRegistrantName	First Western Funds Trust
CIK	dei_EntityCentralIndexKey	0001546416
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Sep. 24, 2015
Effective Date	dei_DocumentEffectiveDate	Sep. 24, 2015
Prospectus Date	rr_ProspectusDate	Sep. 01, 2015
First Western Short Duration High Yield Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the First Western Short Duration High Yield Credit Fund (the “Fund”) is to seek a high level of income and capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 01, 2019
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund recently commenced operations, no portfolio turnover information is shown here.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until January 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of non-investment grade debt securities (commonly known as “junk bonds”) and floating rate senior secured loans issued by U.S. and foreign corporations, partnerships, and other business entities (“High Yield Securities”). For the purposes of this Fund, High Yield Securities include traditional corporate bonds, senior loans, floating rate and non-income producing securities, such as zero coupon bonds which pay interest only at maturity, and payment in-kind bonds which pay interest in the form of additional securities. High Yield Securities will consist of securities rated below the lowest investment grade category (BBB- by Standard & Poor’s (“S&P”); Baa3 by Moody’s Investors Services, Inc. (“Moody’s”), or comparably rated by at least one independent credit rating agency) or if unrated, are determined by the Adviser to be of comparable quality, at the time of purchase.

The Fund seeks to maintain an average duration of 3.5 years or less and there is no maximum duration on individual securities held by the Fund. The Fund will calculate its effective duration by using the securities nearest call date or maturity, whichever comes first. Duration is a measure of the Fund’s sensitivity to changes in interest rates. For example, if interest rates move up one percentage point (1%) while the Fund’s duration is 4-years, the Fund’s share price would be expected to decline by 4%.

The Fund may also invest in participation interests in loans that are generally deemed High Yield Securities. In addition, the Fund may invest in illiquid or thinly traded securities and those that are privately placed but eligible for purchase and sale by certain qualified institutional buyers (such as the Fund) under Rule 144A of the Securities Act of 1933. The Fund may also invest in preferred stocks and convertible securities.

The Adviser utilizes a bottom-up security selection process, with an emphasis on a company’s industry position, management quality, cash flow characteristics, asset protection and quality, liquidity and covenants. The Adviser generally will look for companies whose prospects are stable or improving and offer an assurance of debt repayment. The Adviser combines security and credit research in the selection process based upon its view of the business cycles, interest rate trends, yield curve analysis and sector analysis. The Adviser attempts to manage volatility and principal risk through issue, industry and quality diversification and selection of issues that are higher in the capital structure. A security will be sold when an issuer no longer meets the Adviser’s criteria for investment or when a more attractive investment is available. The Adviser attempts to manage against interest rate risk by investing in certain High Yield Securities, such as floating rate securities (including loans) and short maturity bonds, which may be less sensitive to interest rate changes.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund’s returns will vary and you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program.

Market Risk. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate.

Management Risk. The Fund is subject to management risk, which is the risk that the Adviser’s security and credit research and expectations regarding interest rate changes or the creditworthiness of an issuer may fail to produce the intended results.

Lower-rated Debt Securities Risk. Lower-rated debt securities (also known as “junk bonds”), are subject to greater levels of liquidity risks and are considered primarily speculative with respect to an issuer’s continuing ability to make principal and interest payments, when due.

Interest Rate Risk. The Fund’s yield and share price will fluctuate in response to changes in interest rates. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. For example, if interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on a security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Floating rate securities (including loans) can be less sensitive to interest rate changes.

Maturity Risk. Longer-term debt securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term debt securities. Therefore, the Fund may experience greater price fluctuations when it holds debt securities with longer maturities.

Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due.

Liquidity Risk. Liquidity risk is the risk that a particular security may be difficult to purchase or sell. The Fund’s investments in less liquid securities may reduce the returns of the Fund because it may be unable to sell the securities at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity, which may cause the Fund to experience sudden and/or substantial price declines.

Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Floating rate securities can be less sensitive to prepayment risk. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines.

Loan Interests Risk. Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk and interest rate risk. Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Loan interests may at times be illiquid. Loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.

The Fund may acquire a participation interest in a loan that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interests, and it normally would not have any direct rights against the borrower.

Convertible Securities Risk. A convertible security is subject to risks associated with both fixed-income and equity securities. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the equity securities markets and convertible securities will fluctuate in value and may experience periods of turbulence and instability.

Private Placement Securities Risk. Investments in privately placed securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Bank Obligations Investment Risk. The value of the Fund’s investments in bank obligations will be more susceptible to adverse events affecting the U.S. banking industry. Banks are highly regulated and any decisions by regulators that limit the loans a bank may make or the interest rates or fees they charge, may negatively impact a bank’s profitability.

Foreign Investment Risk. The value of foreign investments may be affected by the imposition of new government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls, increased taxation and confiscation of investor assets.

Foreign securities markets may have limited regulatory oversight and greater price volatility, higher trading costs, difficulties in settlement, limits on foreign ownership and less stringent accounting and disclosure requirements. Changes in the exchange rate between the U.S. dollar and a foreign currency may reduce the value of an investment in a security denominated in that foreign currency.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns will vary and you could lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is newly organized and therefore does not have a performance history for a full calendar year to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information which will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-(800) 292-6775.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has returns for a full calendar year, this Prospectus will provide performance information which will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is newly organized and therefore does not have a performance history for a full calendar year to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-(800) 292-6775
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
First Western Short Duration High Yield Credit Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWSHX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 15.00
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Less: Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Total Annual Fund Operating Expenses After Management Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 122
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 381
First Western Short Duration High Yield Credit Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWSCX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 15.00
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.94%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.94%
Less: Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.74%)	[2]
Total Annual Fund Operating Expenses After Management Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 97
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 303

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	First Western Capital Management Company (the "Adviser") has contractually agreed, until January 1, 2019, to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to an amount not exceeding 1.20% and 0.95% of the Fund's average daily net assets attributable to the Retail shares and Institutional shares, respectively. Management fee reductions and Other Expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years following the fiscal year in which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed the foregoing expense limitations. This arrangement may be terminated by either party upon 60 days' prior written notice, provided, however, that the Adviser may not terminate this arrangement without the approval of the Board of Trustees and this arrangement will terminate automatically if the Adviser ceases to serve as investment adviser to the Fund.